Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2016
Registrant Name	Strategic Funds, Inc.
Central Index Key	0000737520
Amendment Flag	false
Document Creation Date	Dec. 23, 2016
Document Effective Date	Dec. 30, 2016
Prospectus Date	Dec. 30, 2016
Dreyfus Conservative Allocation Fund | Dreyfus Conservative Allocation Fund
Prospectus:
Trading Symbol	SCALX
Dreyfus Moderate Allocation Fund | Dreyfus Moderate Allocation Fund
Prospectus:
Trading Symbol	SMDAX
Dreyfus Growth Allocation Fund | Dreyfus Growth Allocation Fund
Prospectus:
Trading Symbol	SGALX